Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Communication Services: 11.2%
78,379		Activision Blizzard, Inc.	$6,708,459	0.5
78,927	(1)	Alphabet, Inc. - Class A	8,187,098	0.6
68,637	(1)	Alphabet, Inc. - Class C	7,138,248	0.6
722,636		AT&T, Inc.	13,910,743	1.1
422,207		Comcast Corp. – Class A	16,005,867	1.3
176,755	(1)	Meta Platforms, Inc.	37,461,455	3.0
24,257	(1)	NetFlix, Inc.	8,380,308	0.7
59,187	(1)	T-Mobile US, Inc.	8,572,645	0.7
424,216		Verizon Communications, Inc.	16,497,760	1.3
171,581	(1)	Walt Disney Co.	17,180,406	1.4
			140,042,989	11.2

		Consumer Discretionary: 3.9%
397,725		Ford Motor Co.	5,011,335	0.4
140,354		General Motors Co.	5,148,185	0.4
43,201		Home Depot, Inc.	12,749,479	1.0
8,365		Lowe's Cos, Inc.	1,672,749	0.2
56,464		McDonald's Corp.	15,787,899	1.3
74,071		Starbucks Corp.	7,713,013	0.6
			48,082,660	3.9

		Consumer Staples: 9.1%
180,945		Altria Group, Inc.	8,073,766	0.6
55,158		Archer-Daniels-Midland Co.	4,393,886	0.4
98,522		Coca-Cola Co.	6,111,320	0.5
32,167		Colgate-Palmolive Co.	2,417,350	0.2
15,282		Constellation Brands, Inc.	3,452,051	0.3
59,494		General Mills, Inc.	5,084,357	0.4
86,489		Keurig Dr Pepper, Inc.	3,051,332	0.2
13,817		Kimberly-Clark Corp.	1,854,518	0.2
70,483		Kraft Heinz Co.	2,725,578	0.2
137,606		Mondelez International, Inc.	9,593,890	0.8
5,540	(1)	Monster Beverage Corp.	299,215	0.0
21,627		PepsiCo, Inc.	3,942,602	0.3
156,400		Philip Morris International, Inc.	15,209,900	1.2
136,756		Procter & Gamble Co.	20,334,250	1.6
20,987		Target Corp.	3,476,077	0.3
72,354		Walgreens Boots Alliance, Inc.	2,502,001	0.2
143,463		Walmart, Inc.	21,153,619	1.7
			113,675,712	9.1

		Energy: 9.3%
195,204		Chevron Corp.	31,849,485	2.5
123,561		ConocoPhillips	12,258,487	1.0
15,876		EOG Resources, Inc.	1,819,866	0.1
415,938		Exxon Mobil Corp.	45,611,761	3.6
200,421		Kinder Morgan, Inc.	3,509,372	0.3
45,738		Marathon Petroleum Corp.	6,166,854	0.5
13,935		Occidental Petroleum Corp.	869,962	0.1
10,790		Pioneer Natural Resources Co.	2,203,749	0.2
142,546		Schlumberger NV	6,999,009	0.6
38,809		Valero Energy Corp.	5,417,736	0.4
			116,706,281	9.3

		Financials: 21.4%
56,265		American Express Co.	9,280,912	0.7
74,983		American International Group, Inc.	3,776,144	0.3
1,199		Aon PLC	378,033	0.0
708,881		Bank of America Corp.	20,273,997	1.6
182,093	(1)	Berkshire Hathaway, Inc. – Class B	56,224,856	4.5
14,970		Blackrock, Inc.	10,016,726	0.8
54,071	(1)	Block, Inc.	3,711,974	0.3
38,404		Capital One Financial Corp.	3,692,929	0.3
68,267		Charles Schwab Corp.	3,575,825	0.3
41,944		Chubb Ltd.	8,144,686	0.6
195,371		Citigroup, Inc.	9,160,946	0.7
36,193		CME Group, Inc.	6,931,683	0.5
59,805		Fidelity National Information Services, Inc.	3,249,206	0.3
54,006	(1)	Fiserv, Inc.	6,104,298	0.5
33,103		Goldman Sachs Group, Inc.	10,828,322	0.9
55,687		Intercontinental Exchange, Inc.	5,807,597	0.5
294,398		JPMorgan Chase & Co.	38,363,003	3.1
5,349		Marsh & McLennan Cos., Inc.	890,876	0.1
66,659		Metlife, Inc.	3,862,222	0.3
919		Moody's Corp.	281,232	0.0
124,430		Morgan Stanley	10,924,954	0.9
79,601	(1)	PayPal Holdings, Inc.	6,044,900	0.5
40,628		PNC Financial Services Group, Inc.	5,163,819	0.4
7,660		Progressive Corp.	1,095,840	0.1
32,475		S&P Global, Inc.	11,196,406	0.9
23,601		Travelers Cos, Inc.	4,045,447	0.3
134,157		Truist Financial Corp.	4,574,754	0.4
139,552		US Bancorp	5,030,850	0.4
387,169		Wells Fargo & Co.	14,472,377	1.2
			267,104,814	21.4

		Health Care: 20.6%
150,226		Abbott Laboratories	15,211,885	1.2
8,623		Amgen, Inc.	2,084,610	0.2
42,847		Baxter International, Inc.	1,737,874	0.1
28,656		Becton Dickinson & Co.	7,093,506	0.6
144,004	(1)	Boston Scientific Corp.	7,204,520	0.6
214,954		Bristol-Myers Squibb Co.	14,898,462	1.2
55,251	(1)	Centene Corp.	3,492,416	0.3
24,871		Cigna Corp.	6,355,287	0.5
129,559		CVS Health Corp.	9,627,529	0.8
60,893		Danaher Corp.	15,347,472	1.2
16,933		Elevance Health, Inc.	7,785,963	0.6
15,818		Eli Lilly & Co.	5,432,218	0.4
34,779	(1)	GE HealthCare Technologies, Inc.	2,852,921	0.2
126,697		Gilead Sciences, Inc.	10,512,050	0.8
20,445		HCA Healthcare, Inc.	5,390,938	0.4
3,751		Humana, Inc.	1,820,960	0.1
15,852	(1)	Illumina, Inc.	3,686,383	0.3
2,809	(1)	Intuitive Surgical, Inc.	717,615	0.1
265,630		Johnson & Johnson	41,172,650	3.3
11,116		McKesson Corp.	3,957,852	0.3
134,902		Medtronic PLC	10,875,799	0.9
148,345		Merck & Co., Inc.	15,782,425	1.3

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

31,478	(1)	Moderna, Inc.	4,834,391	0.4
570,460		Pfizer, Inc.	23,274,768	1.9
8,934	(1)	Regeneron Pharmaceuticals, Inc.	7,340,800	0.6
16,488		Stryker Corp.	4,706,829	0.4
34,674		Thermo Fisher Scientific, Inc.	19,985,053	1.6
8,497		UnitedHealth Group, Inc.	4,015,597	0.3
1,445	(1)	Vertex Pharmaceuticals, Inc.	455,276	0.0
			257,654,049	20.6

		Industrials: 7.9%
55,636		3M Co.	5,847,900	0.5
3,456		Automatic Data Processing, Inc.	769,409	0.1
38,532	(1)	Boeing Co.	8,185,353	0.7
6,775		Caterpillar, Inc.	1,550,391	0.1
158,552		CSX Corp.	4,747,047	0.4
40,281		Eaton Corp. PLC	6,901,746	0.5
39,033		Emerson Electric Co.	3,401,336	0.3
23,591		FedEx Corp.	5,390,307	0.4
24,548		General Dynamics Corp.	5,602,099	0.4
103,258		General Electric Co.	9,871,465	0.8
48,023		Honeywell International, Inc.	9,178,156	0.7
3,115		Illinois Tool Works, Inc.	758,347	0.1
69,469		Johnson Controls International plc	4,183,423	0.3
19,165		L3Harris Technologies, Inc.	3,760,940	0.3
22,936		Norfolk Southern Corp.	4,862,432	0.4
12,845		Northrop Grumman Corp.	5,930,793	0.5
148,355		Raytheon Technologies Corp.	14,528,405	1.2
25,951	(1)	Uber Technologies, Inc.	822,647	0.1
8,013		United Parcel Service, Inc. - Class B	1,554,442	0.1
2,608		Waste Management, Inc.	425,547	0.0
			98,272,185	7.9

		Information Technology: 7.6%
34,560	(1)	Advanced Micro Devices, Inc.	3,387,226	0.3
40,771		Analog Devices, Inc.	8,040,857	0.7
414,781		Cisco Systems, Inc.	21,682,677	1.7
51,755		Cognizant Technology Solutions Corp.	3,153,432	0.3
417,878		Intel Corp.	13,652,074	1.1
30,156		International Business Machines Corp.	3,953,150	0.3
85,586		Marvell Technology, Inc.	3,705,874	0.3
88,870		Micron Technology, Inc.	5,362,416	0.4
48,290		Oracle Corp.	4,487,107	0.4
10,651		Roper Technologies, Inc.	4,693,789	0.4
76,348	(1)	Salesforce, Inc.	15,252,803	1.2
2,002	(1)	Snowflake, Inc. - Class A	308,889	0.0
28,851		Texas Instruments, Inc.	5,366,574	0.4
11,052	(1)	VMware, Inc.	1,379,842	0.1
			94,426,710	7.6

		Materials: 2.8%
22,344		Air Products & Chemicals, Inc.	6,417,420	0.5
71,033		Dow, Inc.	3,894,029	0.3
2,928		Ecolab, Inc.	484,672	0.1
143,827		Freeport-McMoRan, Inc.	5,883,963	0.5
39,394		Linde PLC	14,002,203	1.1
80,154		Newmont Corp.	3,929,149	0.3
2,943		Southern Copper Corp.	224,404	0.0
			34,835,840	2.8

		Real Estate: 1.5%
10,911		American Tower Corp.	2,229,554	0.2
28,931		Digital Realty Trust, Inc.	2,844,206	0.2
2,293		Equinix, Inc.	1,653,345	0.1
92,909		ProLogis, Inc.	11,592,256	0.9
3,248		Public Storage, Inc.	981,351	0.1
			19,300,712	1.5

		Utilities: 3.9%
51,877		American Electric Power Co., Inc.	4,720,288	0.4
83,986		Dominion Energy, Inc.	4,695,657	0.4
77,708		Duke Energy Corp.	7,496,491	0.6
100,177		Exelon Corp.	4,196,415	0.3
200,444		NextEra Energy, Inc.	15,450,223	1.2
31,741		Sempra Energy	4,797,970	0.4
109,744		Southern Co.	7,635,988	0.6
			48,993,032	3.9

	Total Common Stock
	(Cost $1,033,023,563)		1,239,094,984	99.2

EXCHANGE-TRADED FUNDS: 0.3%
57,001		iShares Russell Top 200 Value ETF	3,710,765	0.3

	Total Exchange-Traded Funds
	(Cost $3,567,123)		3,710,765	0.3

	Total Long-Term Investments
	(Cost $1,036,590,686)		1,242,805,749	99.5

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
2,507,000	(2) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.730%
	(Cost $2,507,000)	2,507,000	0.2

	Total Short-Term Investments
	(Cost $2,507,000)	2,507,000	0.2

	Total Investments in Securities (Cost $1,039,097,686)	$1,245,312,749	99.7
	Assets in Excess of Other Liabilities	4,044,610	0.3
	Net Assets	$1,249,357,359	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of March 31, 2023.

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock*	$1,239,094,984	$–	$–	$1,239,094,984
Exchange-Traded Funds	3,710,765	–	–	3,710,765
Short-Term Investments	2,507,000	–	–	2,507,000
Total Investments, at fair value	$1,245,312,749	$–	$–	$1,245,312,749
Other Financial Instruments+
Futures	149,963	–	–	149,963
Total Assets	$1,245,462,712	$–	$–	$1,245,462,712

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2023, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	19	06/16/23	$3,930,863	$149,963
			$3,930,863	$149,963

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,049,045,727.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$255,066,143
Gross Unrealized Depreciation	(58,649,158)
Net Unrealized Appreciation	$196,416,985